Amounts Due from Related Companies	12 Months Ended
Sep. 30, 2016
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
AMOUNTS DUE FROM RELATED COMPANIES

NOTE 6. AMOUNTS DUE FROM RELATED COMPANIES

Amounts due from related companies consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)

Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd	44	47
Xi'an Tech Team Investment Holdings (Group) Co., Ltd.	1,823	1,200
Xi’an Xinrong Engineering and Industry (Group) Co., Ltd	4,285	4,492
Total	$6,152	$5,739

All the entities referred to above are indirectly owned and controlled by Tao Li, Chairman of the Company. The Company provided short-term financing to such parties.

As of September 30, 2016, we had an outstanding loan of approximately $44 thousand to Shaanxi Tech Team Jinong Humid Acid Product Co., Ltd, which was indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $83 thousand during the past three years. The loan was the unsecured rental expense with interest free and payable on demand.

As of September 30, 2016, we had an outstanding loan of approximately $1.8 million to Xi’an Tech Team Investment Holdings (Group) Co., Ltd, which was 66% indirectly owned and controlled by Tao Li, Chairman of the Company. The largest amount of the outstanding loan was $1.2 million during the past three years. This loan was under an unsecured verbal agreement and bearing no interest, which provided five year term starting from December 28, 2014.

On November 1, 2013, and on August 10, 2016, the Company lent a loan to Xi’an Xinrong Engineering and Industry (Group) Co., Ltd (“Xinrong”), which was 74% indirectly owned and controlled by Tao Li, Chairman of the Company, pursuant to which the Company provides $1.8 million and $2.7 million to Xinrong for its normal business operations. The largest amount of the outstanding loan amount since the loan was made which was also the amount outstanding as of September 30, 2016 was $1.8 million and $2.7 million, respectively. The unsecured loan was interest free for a three-year term and a five year term, respectively.